Impact of COVID-19 pandemic	12 Months Ended
Dec. 31, 2021
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Impact of COVID-19 pandemic
57	Impacts of COVID-19 pandemic
The
COVID-19
pandemic since early 2020 has brought about additional uncertainties in the Group’s operating environment and had an adverse impact on the Group’s business operation and operating revenue in 2021.
The Group has been closely monitoring the impact of the developments on the Group’s business and has been proactively adjusting its business strategies. These strategies include: making adjustments to the scheduling of domestic and international routes and flights, according to the measures taken by related countries and regions on epidemic prevention and control; actively developing freight transport business and overall improving the utilization rate of freighters.